Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 87.0%
Aerospace & Defense - 1.4%
Airbus SE	2,324	$312,439
BAE Systems PLC	25,261	307,645
CAE, Inc. *	3,667	86,006
Dassault Aviation SA	523	98,785
Elbit Systems Ltd.	89	17,723
Embraer SA *	9,191	31,694
Kongsberg Gruppen ASA	1,489	61,738
Leonardo SpA	2,287	33,076
Rolls-Royce Holdings PLC *	54,158	146,021
Saab AB, Class B	2,913	149,294
Safran SA	2,180	343,072
Thales SA	1,674	235,899
		1,823,392
Air Freight & Logistics - 0.6%
CJ Logistics Corp.	69	4,132
Deutsche Post AG	2,649	108,076
DSV A/S	1,902	356,193
JD Logistics, Inc. *,(a)	4,000	5,082
NIPPON EXPRESS HOLDINGS, Inc.	2,400	125,496
SF Holding Co. Ltd., Class A	2,600	14,524
ZTO Express Cayman, Inc., ADR	4,120	99,580
		713,083
Automobile Components - 0.3%
Denso Corp.	7,200	115,847
HL Mando Co. Ltd.	497	15,469
Hyundai Mobis Co. Ltd.	743	132,423
Pirelli & C SpA (a)	26,219	126,610
Valeo SE	1,969	34,043
		424,392
Automobiles - 3.7%
Bayerische Motoren Werke AG	5,612	572,662
BYD Co. Ltd., Class A	15,017	486,651
BYD Co. Ltd., Class H	10,500	324,444
Ferrari NV	661	195,744
Geely Automobile Holdings Ltd.	73,000	86,125
Great Wall Motor Co. Ltd., Class H	55,000	65,591
Honda Motor Co. Ltd.	18,900	213,033
Kia Corp.	1,428	86,141
Li Auto, Inc., Class A *	5,300	93,591
Mercedes-Benz Group AG	15,654	1,092,039
NIO, Inc., ADR *	5,867	53,038
NIO, Inc., Class A *	1,700	15,509
Nissan Motor Co. Ltd.	37,300	165,047
Renault SA	962	39,595
SAIC Motor Corp. Ltd., Class A	19,800	40,120
Stellantis NV	8,728	168,274
Subaru Corp.	4,500	87,633
Suzuki Motor Corp.	2,200	88,693
Toyota Motor Corp.	48,000	861,250
Volkswagen AG	163	21,520
	Shares/ Principal	Fair Value

Automobiles (continued)
XPeng, Inc., Class A *	1,200	$10,718
		4,767,418
Banks - 9.9%
ABN AMRO Bank NV, CVA (a)	2,674	38,050
Absa Group Ltd.	8,658	80,346
Agricultural Bank of China Ltd., Class H	47,000	17,523
ANZ Group Holdings Ltd.	7,230	119,736
Banco Bilbao Vizcaya Argentaria SA	48,432	395,349
Banco Bradesco SA	14,933	37,682
Banco de Sabadell SA	62,179	72,448
Banco do Brasil SA	2,346	22,147
Banco Santander Brasil SA	9,764	50,857
Banco Santander SA	189,514	726,045
Bank Central Asia TBK PT	656,000	374,584
Bank Hapoalim BM	19,173	170,678
Bank Leumi Le-Israel BM	2,459	20,353
Bank Mandiri Persero TBK PT	230,600	89,897
Bank Negara Indonesia Persero Tbk PT	43,900	29,328
Bank of China Ltd., Class H	229,000	80,116
Bank of Nova Scotia (The)	9,320	419,676
Bank Rakyat Indonesia Persero TBK PT	438,800	148,349
Bankinter SA	7,501	48,000
Barclays PLC	92,358	179,169
BAWAG Group AG *,(a)	427	19,648
BNP Paribas SA	5,896	377,228
BOC Hong Kong Holdings Ltd.	48,000	131,463
CaixaBank SA	62,097	248,911
Canadian Imperial Bank of Commerce	14,259	552,958
Capitec Bank Holdings Ltd.	595	54,206
China CITIC Bank Corp. Ltd., Class H	119,000	55,307
China Construction Bank Corp., Class H	581,000	327,894
China Merchants Bank Co. Ltd., Class A	36,800	166,113
China Merchants Bank Co. Ltd., Class H	41,500	173,273
CIMB Group Holdings BHD	53,200	61,525
Commerzbank AG	7,814	89,266
Commonwealth Bank of Australia	5,946	383,640
Credit Agricole SA	4,515	55,891
DNB Bank ASA	6,845	138,690
Erste Group Bank AG	1,858	64,562
Grupo Financiero Banorte SAB de CV, Class O	19,000	159,699
Hana Financial Group, Inc.	697	21,927
Hong Leong Bank BHD	4,200	17,443
HSBC Holdings PLC	83,895	660,365
Industrial & Commercial Bank of China Ltd., Class H	355,000	170,886
Industrial Bank Co., Ltd., Class A	15,600	34,792
ING Groep NV	48,458	643,877
Intesa Sanpaolo SpA	90,094	232,744
Israel Discount Bank Ltd., Class A	9,794	52,970

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Banks (continued)
Japan Post Bank Co. Ltd.	12,400	$108,108
Jyske Bank A/S *	209	15,347
KakaoBank Corp.	1,396	24,156
KB Financial Group, Inc.	1,199	49,136
KBC Group NV	1,549	96,990
Lloyds Banking Group PLC	501,088	271,368
Malayan Banking BHD	108,000	202,187
Mediobanca Banca di Credito Finanziario SpA	21,236	281,720
Mitsubishi UFJ Financial Group, Inc.	93,300	793,105
Mizrahi Tefahot Bank Ltd.	1,969	71,426
Mizuho Financial Group, Inc.	25,100	427,402
National Australia Bank Ltd.	4,769	89,475
Nedbank Group Ltd.	2,444	26,248
OTP Bank Nyrt	4,889	177,284
Ping An Bank Co., Ltd., Class A	84,500	129,572
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	20,225
Public Bank BHD	211,900	183,231
Resona Holdings, Inc.	27,500	152,644
RHB Bank BHD	85,700	99,111
Royal Bank of Canada	1,246	109,394
Shinhan Financial Group Co. Ltd.	2,179	57,487
Societe Generale SA	9,544	232,863
Standard Bank Group Ltd.	19,329	188,495
Standard Chartered PLC	12,625	116,804
Sumitomo Mitsui Financial Group, Inc.	7,300	359,411
Sumitomo Mitsui Trust Holdings, Inc.	2,500	94,337
Swedbank AB, Class A	2,284	42,320
TMBThanachart Bank PCL, NVDR	488,400	23,070
UniCredit SpA	10,071	242,363
Westpac Banking Corp.	8,173	111,563
		12,812,453
Beverages - 1.4%
Ambev SA	65,559	171,848
Arca Continental SAB de CV	5,506	50,303
Budweiser Brewing Co. APAC Ltd. (a)	5,700	11,252
China Resources Beer Holdings Co. Ltd.	4,000	21,936
Coca-Cola Femsa SAB de CV	6,091	47,709
Davide Campari-Milano NV	2,350	27,779
Diageo PLC	19,581	725,113
Fomento Economico Mexicano SAB de CV	13,849	151,396
Kirin Holdings Co. Ltd.	2,700	37,870
Kweichow Moutai Co. Ltd., Class A	400	98,496
Luzhou Laojiao Co. Ltd., Class A	500	14,831
Pernod Ricard SA	1,771	295,976
Remy Cointreau SA	179	21,918
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,990	98,042
	Shares/ Principal	Fair Value

Beverages (continued)
Suntory Beverage & Food Ltd.	400	$12,196
Treasury Wine Estates Ltd.	4,522	35,985
		1,822,650
Biotechnology - 0.8%
3SBio, Inc. *,(a)	7,500	6,272
Akeso, Inc. *,(a)	3,000	13,790
Argenx SE *	162	79,001
BeiGene Ltd. *	1,600	21,982
Bloomage Biotechnology Corp. Ltd., Class A	2,119	25,164
Celltrion, Inc.	758	78,193
CSL Ltd.	2,993	484,466
Genmab A/S *	552	196,561
Grifols SA *	5,600	72,897
Innovent Biologics, Inc. *,(a)	7,000	34,187
SK Bioscience Co. Ltd. *	79	3,964
Swedish Orphan Biovitrum AB *	2,364	48,611
Zai Lab Ltd. *	4,030	9,746
		1,074,834
Broadline Retail - 1.7%
Alibaba Group Holding Ltd. *	90,600	990,233
Dollarama, Inc.	4,780	330,852
J Front Retailing Co. Ltd.	1,600	16,394
JD.com, Inc., Class A	14,800	217,507
Naspers Ltd., Class N	1,190	191,110
PDD Holdings, Inc., ADR *	803	78,750
Prosus NV *	7,522	222,353
Rakuten Group, Inc.	4,600	18,899
Vipshop Holdings Ltd., ADR *	3,955	63,320
Woolworths Holdings Ltd.	22,801	82,094
		2,211,512
Building Products - 0.5%
Assa Abloy AB, Class B	19,016	416,930
Belimo Holding AG	32	15,244
Cie de Saint-Gobain SA	658	39,626
Kingspan Group PLC	1,598	120,056
		591,856
Capital Markets - 1.3%
Amundi SA (a)	1,875	105,908
B3 SA - Brasil Bolsa Balcao	55,849	136,911
Brookfield Corp.	1,583	49,726
China International Capital Corp. Ltd., Class H (a)	20,000	36,671
Deutsche Bank AG	19,961	220,847
Deutsche Boerse AG	805	139,521
Hong Kong Exchanges & Clearing Ltd.	2,400	89,665
IG Group Holdings PLC	5,344	41,973
IGM Financial, Inc.	862	21,964
London Stock Exchange Group PLC	564	56,682
Macquarie Group Ltd.	5,668	613,578

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Capital Markets (continued)
Nomura Holdings, Inc.	6,000	$24,088
Reinet Investments SCA	690	15,226
SBI Holdings, Inc.	1,000	21,096
UBS Group AG	1,829	45,365
		1,619,221
Chemicals - 1.5%
Air Liquide SA	2,918	493,815
Arkema SA	351	34,769
Asahi Kasei Corp.	7,500	47,239
BASF SE	5,501	250,149
Covestro AG *,(a)	2,775	150,016
Dongyue Group Ltd.	6,000	4,512
Ecopro Co. Ltd.	33	22,034
Ganfeng Lithium Group Co. Ltd., Class H (a)	5,600	22,988
Hyosung Advanced Materials Corp.	30	8,726
Johnson Matthey PLC	1,862	36,999
Kansai Paint Co. Ltd.	1,300	18,621
LG Chem Ltd.	352	129,516
Mitsubishi Chemical Group Corp.	21,300	134,559
Mitsubishi Gas Chemical Co., Inc.	5,500	74,175
Nippon Paint Holdings Co. Ltd.	2,200	14,831
Nitto Denko Corp.	1,000	65,726
Solvay SA	2,647	293,843
Sumitomo Chemical Co. Ltd.	64,300	175,374
		1,977,892
Commercial Services & Supplies - 0.1%
Brambles Ltd.	20,591	190,305
Communications Equipment - 0.1%
Zhongji Innolight Co. Ltd., Class A	1,400	22,196
ZTE Corp., Class A	27,900	124,831
		147,027
Construction & Engineering - 0.4%
China Railway Group Ltd., Class A	24,600	22,970
Ferrovial SE	844	25,887
JGC Holdings Corp.	1,600	22,297
Kajima Corp.	5,700	92,953
Metallurgical Corp. of China Ltd., Class A	34,100	17,134
Obayashi Corp.	2,900	25,584
Stantec, Inc.	1,638	106,773
Vinci SA	1,035	115,082
Worley Ltd.	11,540	129,668
		558,348
Construction Materials - 0.3%
Cemex SAB de CV, Series CPO *	113,453	74,097
Holcim AG *	4,139	265,949
James Hardie Industries PLC *	603	15,875
		355,921
	Shares/ Principal	Fair Value

Consumer Finance - 0.1%
JMT Network Services PCL, NVDR	11,800	$15,474
Marui Group Co. Ltd.	4,700	76,536
Muangthai Capital PCL, NVDR	8,800	8,700
		100,710
Consumer Staples Distribution & Retail - 1.4%
Aeon Co., Ltd.	800	15,882
Alimentation Couche-Tard, Inc.	4,890	249,491
Carrefour SA	3,275	56,467
Clicks Group Ltd.	2,219	30,465
Cosmos Pharmaceutical Corp.	100	10,250
Empire Co. Ltd., Class A	5,873	160,508
George Weston Ltd.	193	21,503
JD Health International, Inc. *,(a)	1,550	8,035
Lawson, Inc.	9,000	414,461
Loblaw Cos., Ltd.	1,002	85,526
Metro, Inc.	1,029	53,688
Raia Drogasil SA	5,338	29,444
Sendas Distribuidora SA	11,898	28,977
Seven & i Holdings Co. Ltd.	2,600	102,014
Tesco PLC	125,232	403,835
Tsuruha Holdings, Inc.	300	20,194
Wal-Mart de Mexico SAB de CV	16,686	63,159
Woolworths Group Ltd.	3,676	88,541
		1,842,440
Containers & Packaging - 0.0%†
Smurfit Kappa Group PLC	767	25,629
Diversified Consumer Services - 0.0%†
Cogna Educacao SA *	29,080	15,512
New Oriental Education & Technology Group, Inc. *	3,200	19,490
YDUQS Participacoes SA	6,220	24,618
		59,620
Diversified REITs - 0.1%
Charter Hall Group	1,883	11,533
GPT Group (The)	14,419	36,294
Mirvac Group	22,830	31,384
		79,211
Diversified Telecommunication Services - 1.3%
BT Group PLC	93,421	133,067
China Tower Corp. Ltd., Class H (a)	112,000	10,725
Deutsche Telekom AG	23,359	491,362
KT Corp.	2,015	49,501
Nippon Telegraph & Telephone Corp.	499,100	590,659
Singapore Telecommunications Ltd.	73,700	130,672
Telecom Italia SpA *	55,289	17,333
Telefonica SA	22,338	91,480
Telekom Malaysia BHD	38,800	40,492
Telenor ASA	3,662	41,814

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Diversified Telecommunication Services (continued)
Telstra Group Ltd.	14,658	$36,422
		1,633,527
Electric Utilities - 1.1%
Acciona SA	1,443	184,403
CLP Holdings Ltd.	3,500	25,897
CPFL Energia SA	16,341	110,448
EDP - Energias de Portugal SA	11,624	48,440
Enel SpA	103,252	636,231
Energisa SA	4,781	44,742
Iberdrola SA	13,371	149,989
Light SA *	4,100	4,767
SSE PLC	4,595	90,296
Tenaga Nasional BHD	63,200	134,470
		1,429,683
Electrical Equipment - 2.3%
ABB Ltd.	30,888	1,107,484
Contemporary Amperex Technology Co. Ltd., Class A	4,703	130,729
Ecopro BM Co. Ltd.	80	14,999
Goldwind Science & Technology Co., Ltd.	6,200	3,127
Legrand SA	296	27,359
Mitsubishi Electric Corp.	8,000	99,125
Nidec Corp.	7,300	339,060
Schneider Electric SE	4,777	793,950
Siemens Energy AG *	2,462	32,270
Signify NV (a)	3,987	107,684
Sunwoda Electronic Co. Ltd., Class A	18,400	42,574
Vestas Wind Systems A/S *	3,335	71,765
WEG SA	21,229	154,132
		2,924,258
Electronic Equipment, Instruments & Components - 1.0%
AAC Technologies Holdings, Inc.	3,500	5,988
Avary Holding Shenzhen Co. Ltd., Class A	4,900	13,659
BOE Technology Group Co. Ltd., Class A	719,600	380,290
Celestica, Inc. *	708	17,407
Delta Electronics Thailand PCL, NVDR	23,000	52,269
Halma PLC	1,002	23,708
Hana Microelectronics PCL, NVDR	8,400	13,726
LG Innotek Co. Ltd.	177	32,071
Murata Manufacturing Co. Ltd.	1,500	27,482
Omron Corp.	4,900	218,920
Samsung Electro-Mechanics Co. Ltd.	893	90,928
Samsung SDI Co. Ltd.	378	143,424
Shimadzu Corp.	3,000	79,852
Spectris PLC	636	26,347
	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
Sunny Optical Technology Group Co. Ltd.	5,400	$37,715
TDK Corp.	4,600	170,837
		1,334,623
Energy Equipment & Services - 0.0%†
Dialog Group BHD	15,700	7,089
Entertainment - 0.7%
Bilibili, Inc., Class Z *	660	9,127
Krafton, Inc. *	54	6,027
NCSoft Corp.	161	26,547
NetEase, Inc.	17,060	347,436
Netmarble Corp. *,(a)	287	8,954
Nexon Co. Ltd.	1,200	21,499
Nintendo Co. Ltd.	6,500	271,369
Sea Ltd., ADR *	462	20,305
Tencent Music Entertainment Group, ADR *	3,441	21,953
Toho Co. Ltd.	2,900	99,151
Ubisoft Entertainment SA *	2,677	87,182
		919,550
Financial Services - 1.1%
Adyen NV *,(a)	46	34,369
Cielo SA	53,228	37,540
Element Fleet Management Corp.	980	14,127
FirstRand Ltd.	37,438	126,904
Groupe Bruxelles Lambert NV	1,045	78,067
Industrivarden AB, Class A	2,951	78,446
Industrivarden AB, Class C	8,139	216,207
Investor AB, Class B	12,669	244,653
Mitsubishi HC Capital, Inc.	33,400	222,928
ORIX Corp.	14,500	271,392
Sofina SA	85	17,261
Wendel SE	227	18,037
		1,359,931
Food Products - 2.2%
Chocoladefabriken Lindt & Spruengli AG	8	89,112
Grupo Bimbo SAB de CV, Series A	20,598	99,301
Kerry Group PLC, Class A	559	46,862
Kuala Lumpur Kepong BHD	6,300	28,714
Minerva SA	8,446	13,668
Nestle SA	21,862	2,479,191
QL Resources BHD	10,350	12,036
Uni-President China Holdings Ltd.	21,000	14,748
		2,783,632
Gas Utilities - 0.3%
Beijing Enterprises Holdings Ltd.	10,000	34,475
China Resources Gas Group Ltd.	4,000	11,721
ENN Energy Holdings Ltd.	6,200	51,457

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Gas Utilities (continued)
Korea Gas Corp. *	1,943	$34,414
Kunlun Energy Co. Ltd.	22,000	18,961
Perusahaan Gas Negara TBK PT	194,400	17,295
Snam SpA	40,289	189,776
		358,099
Ground Transportation - 0.8%
Canadian National Railway Co.	2,537	276,011
Central Japan Railway Co.	20,000	487,184
Localiza Rent a Car SA	6,973	81,778
TFI International, Inc.	1,943	250,693
		1,095,666
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	1,244	204,991
Demant A/S *	353	14,665
Elekta AB, Class B	16,941	116,046
Fisher & Paykel Healthcare Corp. Ltd.	3,264	42,322
Hartalega Holdings BHD *	31,600	13,393
Hoya Corp.	900	92,427
Koninklijke Philips NV *	5,960	119,678
Olympus Corp.	4,900	63,752
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,500	166,229
Terumo Corp.	6,200	164,655
		998,158
Health Care Providers & Services - 0.2%
Amplifon SpA	935	27,837
Celltrion Healthcare Co. Ltd.	414	19,328
Fleury SA	5,220	15,748
IHH Healthcare BHD	81,600	101,669
Ramsay Health Care Ltd.	1,711	57,279
Sonic Healthcare Ltd.	2,121	40,793
		262,654
Health Care Technology - 0.0%†
M3, Inc.	1,400	25,481
Hotels, Restaurants & Leisure - 1.9%
Accor SA	662	22,386
Amadeus IT Group SA	2,858	173,324
Aristocrat Leisure Ltd.	24,465	645,010
Compass Group PLC	3,776	92,176
Delivery Hero SE *,(a)	1,606	46,199
Evolution AB (a)	1,606	163,554
Flight Centre Travel Group Ltd.	11,841	148,105
Jiumaojiu International Holdings Ltd. (a)	10,000	13,611
Just Eat Takeaway.com NV *,(a)	2,851	35,528
Meituan, Class B *,(a)	30,610	447,903
Oriental Land Co. Ltd.	3,300	108,559
Restaurant Brands International, Inc.	4,145	277,304
Skylark Holdings Co., Ltd. *	7,700	105,496
Trip.com Group Ltd. *	2,645	94,292
	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. *	38,400	$36,773
		2,410,220
Household Durables - 0.8%
Barratt Developments PLC	1,752	9,432
Bellway PLC	1,378	38,415
Electrolux AB, Class B *	4,544	47,284
Gree Electric Appliances Inc of Zhuhai, Class A	31,800	158,041
LG Electronics, Inc.	378	28,265
Nikon Corp.	5,400	57,049
Panasonic Holdings Corp.	22,000	247,975
Sekisui House Ltd.	9,700	193,512
Sony Group Corp.	2,200	180,452
Taylor Wimpey PLC	26,811	38,385
		998,810
Household Products - 0.1%
Reckitt Benckiser Group PLC	1,595	112,796
Independent Power and Renewable Electricity Producers - 0.2%
B Grimm Power PCL	10,800	8,527
China Longyuan Power Group Corp. Ltd., Class H	28,000	24,383
Energy Absolute PCL, NVDR	50,800	71,151
RWE AG	2,747	102,230
		206,291
Industrial Conglomerates - 2.1%
Alfa SAB de CV, Class A	18,300	11,962
CK Hutchison Holdings Ltd.	40,000	213,998
GS Holdings Corp.	764	22,591
Hikari Tsushin, Inc.	300	45,787
Hitachi Ltd.	8,800	546,959
Jardine Cycle & Carriage Ltd.	13,200	308,796
Jardine Matheson Holdings Ltd.	4,600	213,532
Samsung C&T Corp.	646	51,512
Siemens AG	6,762	971,226
SM Investments Corp.	920	13,716
Smiths Group PLC	12,369	244,496
		2,644,575
Industrial REITs - 0.0%†
Goodman Group	1,176	16,280
Insurance - 3.9%
Ageas SA/NV	681	28,141
AIA Group Ltd.	106,000	864,176
ASR Nederland NV	2,518	94,694
Assicurazioni Generali SpA	787	16,136
Aviva PLC	2,568	12,218
AXA SA	5,418	161,649
BB Seguridade Participacoes SA	6,880	42,997
China Life Insurance Co. Ltd., Class H	64,000	99,695
Dai-ichi Life Holdings, Inc.	7,200	149,428

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Insurance (continued)
Fairfax Financial Holdings Ltd.	571	$468,275
Japan Post Holdings Co., Ltd.	28,700	230,312
Legal & General Group PLC	15,393	41,803
Manulife Financial Corp.	30,212	554,632
MS&AD Insurance Group Holdings, Inc.	13,200	486,071
NN Group NV	2,736	88,177
Old Mutual Ltd.	29,187	18,684
Phoenix Group Holdings PLC	3,233	19,028
PICC Property & Casualty Co. Ltd., Class H	8,000	10,276
Ping An Insurance Group Co. of China Ltd., Class A	18,200	120,352
Ping An Insurance Group Co. of China Ltd., Class H	62,000	355,050
Porto Seguro SA	3,608	18,987
Poste Italiane SpA (a)	4,171	44,019
QBE Insurance Group Ltd.	14,951	151,592
Samsung Fire & Marine Insurance Co. Ltd.	77	14,865
Samsung Life Insurance Co. Ltd.	645	33,603
Sanlam Ltd.	25,363	88,410
Sompo Holdings, Inc.	1,500	64,664
T&D Holdings, Inc.	5,500	90,963
Tokio Marine Holdings, Inc.	22,200	515,483
Tryg A/S	7,051	129,493
		5,013,873
Interactive Media & Services - 2.0%
Auto Trader Group PLC (a)	2,686	20,248
Autohome, Inc., ADR	1,485	45,070
Baidu, Inc., Class A *	16,338	278,285
JOYY, Inc., ADR	348	13,262
Kakaku.com, Inc.	2,200	22,365
Kakao Corp.	2,067	67,322
Kuaishou Technology *,(a)	12,400	99,509
NAVER Corp.	1,204	179,788
REA Group Ltd.	1,323	131,768
Rightmove PLC	9,331	64,029
Scout24 SE (a)	1,657	115,191
Tencent Holdings Ltd.	41,100	1,606,877
		2,643,714
IT Services - 1.1%
Capgemini SE	1,156	202,925
CGI, Inc. *	5,154	510,368
GDS Holdings Ltd., Class A *	3,100	4,275
Nomura Research Institute Ltd.	3,300	86,091
Obic Co. Ltd.	200	30,404
Samsung SDS Co. Ltd.	746	74,743
Shopify, Inc., Class A *	9,981	547,331
		1,456,137
	Shares/ Principal	Fair Value

Leisure Products - 0.4%
BRP, Inc.	3,675	$279,458
Sega Sammy Holdings, Inc.	10,500	194,133
		473,591
Life Sciences Tools & Services - 0.3%
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	20,349
Samsung Biologics Co. Ltd. *,(a)	154	77,719
WuXi AppTec Co. Ltd., Class H (a)	11,400	136,462
Wuxi Biologics Cayman, Inc. *,(a)	29,000	169,034
		403,564
Machinery - 1.1%
Amada Co. Ltd.	20,500	206,683
DMG Mori Co. Ltd.	10,800	184,047
Ebara Corp.	500	23,485
Fluidra SA	799	16,386
GEA Group AG	3,334	123,404
IHI Corp.	400	8,403
IMI PLC	3,274	62,659
Kone Oyj, Class B	375	15,849
Kubota Corp.	14,200	209,729
Mitsubishi Heavy Industries Ltd.	200	11,186
NSK Ltd.	9,700	54,680
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	48,247
SKF AB, Class B	4,093	68,624
Spirax-Sarco Engineering PLC	82	9,534
Toyota Industries Corp.	1,600	126,252
Trelleborg AB, Class B	5,722	143,363
Wartsila OYJ Abp	1,300	14,803
Weichai Power Co. Ltd., Class A	21,600	37,054
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	8,268
		1,372,656
Marine Transportation - 0.2%
AP Moller - Maersk A/S, Class B	11	19,889
COSCO SHIPPING Holdings Co. Ltd., Class H	58,550	60,031
Kuehne + Nagel International AG	709	202,284
Precious Shipping PCL, NVDR	37,300	9,937
SITC International Holdings Co. Ltd.	4,000	6,721
		298,862
Media - 0.2%
MultiChoice Group *	1,493	5,868
Publicis Groupe SA	2,156	163,804
WPP PLC	13,713	122,685
		292,357
Metals & Mining - 3.6%
Alamos Gold, Inc., Class A	8,249	93,472
Aluminum Corp. of China Ltd., Class H	146,000	81,651
Anglo American Platinum Ltd.	982	36,798
Anglo American PLC, ADR	8,508	235,259

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Anglo American PLC	6,705	$186,945
Anglogold Ashanti PLC	5,485	88,718
ArcelorMittal SA	26,954	678,480
B2Gold Corp.	5,484	15,819
Barrick Gold Corp.	1,920	28,019
BHP Group Ltd.	2,965	84,665
BHP Group Ltd., ADR	24,406	697,010
CMOC Group Ltd., Class H	51,000	32,755
CSN Mineracao SA	25,133	24,404
Endeavour Mining PLC	707	13,920
First Quantum Minerals Ltd.	2,437	57,843
Fortescue Metals Group Ltd.	7,724	104,288
Franco-Nevada Corp.	1,433	192,194
Glencore PLC	31,214	179,024
Gold Fields Ltd.	8,302	90,474
Grupo Mexico SAB de CV, Series B	25,451	120,617
Impala Platinum Holdings Ltd.	6,903	36,223
Mineral Resources Ltd.	538	23,483
MMG Ltd. *	40,000	12,258
Pan American Silver Corp.	1,278	18,584
Pilbara Minerals Ltd.	1,240	3,441
POSCO Holdings, Inc.	610	241,848
Press Metal Aluminium Holdings BHD	102,200	102,521
Rio Tinto Ltd.	406	29,754
Rio Tinto PLC	4,255	268,709
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	12,639
Sibanye Stillwater Ltd.	10,987	17,047
Teck Resources Ltd., Class B	1,677	72,513
thyssenkrupp AG	6,736	51,534
Vale SA	19,035	256,667
Wheaton Precious Metals Corp.	6,595	268,873
Zhaojin Mining Industry Co. Ltd., Class H	15,000	20,915
Zijin Mining Group Co. Ltd., Class H	88,000	134,609
		4,613,973
Multi-Utilities - 0.9%
A2A SpA	14,391	25,689
AGL Energy Ltd.	5,948	41,191
Canadian Utilities Ltd., Class A	3,546	75,274
Centrica PLC	25,587	48,235
E.ON SE	29,018	344,095
Engie SA	35,345	543,735
National Grid PLC	3,990	47,726
Veolia Environnement SA	2,411	70,019
		1,195,964
Oil, Gas & Consumable Fuels - 5.6%
Aker BP ASA	2,610	72,603
Ampol Ltd.	3,842	83,811
ARC Resources Ltd.	11,558	185,338
	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
BP PLC	173,200	$1,123,376
Canadian Natural Resources Ltd.	8,138	528,729
Cenovus Energy, Inc.	9,242	193,316
China Petroleum & Chemical Corp., Class H	144,000	78,694
China Suntien Green Energy Corp. Ltd., Class H	31,000	10,727
Crescent Point Energy Corp.	10,429	86,857
Enbridge, Inc.	28,625	953,814
Enerplus Corp.	1,829	32,332
Equinor ASA	12,421	409,895
Imperial Oil Ltd.	4,143	256,363
MEG Energy Corp. *	2,254	44,063
Parex Resources, Inc.	1,344	25,339
Pembina Pipeline Corp.	1,817	54,886
PetroChina Co. Ltd., Class A	14,900	16,279
PetroChina Co. Ltd., Class H	296,000	222,987
Petroleo Brasileiro SA	2,330	17,564
Petronas Dagangan BHD	10,400	49,572
PTT Exploration & Production PCL, NVDR	18,900	88,758
PTT PCL, NVDR	117,700	108,286
Repsol SA	16,522	272,361
Shell PLC	44,503	1,415,531
SK Innovation Co. Ltd. *	636	70,133
S-Oil Corp.	753	44,196
Star Petroleum Refining PCL, NVDR	47,400	11,846
TotalEnergies SE	3,962	261,376
Tourmaline Oil Corp.	5,186	262,177
Ultrapar Participacoes SA	30,797	115,553
Var Energi ASA	4,360	12,792
Whitecap Resources, Inc.	4,497	38,151
Woodside Energy Group Ltd.	5,068	119,355
		7,267,060
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	1,051	76,656
Passenger Airlines - 0.4%
Air China Ltd., Class H *	20,000	13,509
ANA Holdings, Inc. *	3,100	65,085
China Eastern Airlines Corp. Ltd., Class A *	18,600	11,205
Korean Air Lines Co. Ltd.	1,051	16,940
Qantas Airways Ltd. *	20,780	69,471
Singapore Airlines Ltd.	69,900	330,833
		507,043
Personal Care Products - 1.5%
Beiersdorf AG	297	38,410
Kao Corp.	1,300	48,359
Kobayashi Pharmaceutical Co. Ltd.	300	13,419
LG H&H Co. Ltd.	67	22,169

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Personal Care Products (continued)
L'Oreal SA	2,248	$935,844
Shiseido Co. Ltd.	3,200	112,582
Unilever PLC	8,507	422,283
Unilever PLC, ADR	7,220	357,958
		1,951,024
Pharmaceuticals - 7.3%
Aspen Pharmacare Holdings Ltd.	3,918	35,733
Astellas Pharma, Inc.	32,400	450,311
AstraZeneca PLC	8,854	1,199,765
Bayer AG	606	29,161
CSPC Pharmaceutical Group Ltd.	153,040	112,164
Daiichi Sankyo Co. Ltd.	4,500	123,820
GSK PLC	32,734	596,106
Hansoh Pharmaceutical Group Co. Ltd. (a)	4,000	5,444
Kyowa Kirin Co. Ltd.	900	15,705
Novartis AG	18,664	1,915,161
Novo Nordisk A/S, Class B	22,088	2,019,318
Ono Pharmaceutical Co. Ltd.	1,800	34,595
Otsuka Holdings Co., Ltd.	3,700	131,735
Recordati Industria Chimica e Farmaceutica SpA	376	17,799
Roche Holding AG (Common share)	318	93,648
Roche Holding AG (Common share, participation certificates)	4,147	1,135,348
Sanofi	9,572	1,028,434
Santen Pharmaceutical Co. Ltd.	9,300	85,599
Shionogi & Co., Ltd.	3,300	147,856
Sino Biopharmaceutical Ltd.	84,000	30,353
Takeda Pharmaceutical Co. Ltd.	5,200	161,724
Teva Pharmaceutical Industries Ltd. *	2,584	26,220
UCB SA	909	74,625
		9,470,624
Professional Services - 2.1%
Bureau Veritas SA	1,586	39,477
Experian PLC	9,417	309,301
Intertek Group PLC	6,792	340,884
Recruit Holdings Co. Ltd.	14,400	444,762
RELX PLC	20,106	680,996
Teleperformance SE	483	61,058
Thomson Reuters Corp.	1,287	158,172
Wolters Kluwer NV	5,719	694,205
		2,728,855
Real Estate Management & Development - 1.1%
China Overseas Land & Investment Ltd.	25,000	51,840
China Resources Land Ltd.	12,000	47,805
CK Asset Holdings Ltd.	17,000	89,538
Country Garden Services Holdings Co. Ltd.	11,000	11,348
	Shares/ Principal	Fair Value

Real Estate Management & Development (continued)
Daito Trust Construction Co. Ltd.	500	$52,773
Daiwa House Industry Co. Ltd.	3,900	104,932
FirstService Corp.	2,461	359,612
KE Holdings, Inc., ADR	3,238	50,254
Longfor Group Holdings Ltd. (a)	2,500	4,494
Mitsubishi Estate Co. Ltd.	4,600	60,265
Mitsui Fudosan Co. Ltd.	6,900	152,311
New World Development Co. Ltd.	40,000	77,836
Poly Property Services Co. Ltd., Class H	3,000	12,124
Sino Land Co. Ltd.	14,000	15,784
SM Prime Holdings, Inc.	21,800	11,675
Sun Hung Kai Properties Ltd.	9,500	101,649
Swire Properties Ltd.	73,400	153,138
Wharf Real Estate Investment Co. Ltd.	7,000	27,037
		1,384,415
Retail REITs - 0.0%†
Link REIT	6,400	31,380

Semiconductors & Semiconductor Equipment - 2.3%
ams-OSRAM AG *	8,976	42,348
ASML Holding NV	1,974	1,168,504
Daqo New Energy Corp., ADR *	586	17,738
Disco Corp.	100	18,482
Inari Amertron BHD	82,400	50,894
Infineon Technologies AG	20,190	670,249
JA Solar Technology Co. Ltd., Class A	2,240	7,845
NAURA Technology Group Co. Ltd., Class A	900	29,733
Renesas Electronics Corp. *	9,100	139,374
Shenzhen SC New Energy Technology Corp., Class A	1,000	10,398
SK Hynix, Inc.	2,494	211,992
STMicroelectronics NV	2,595	112,604
Tokyo Electron Ltd.	2,900	397,226
Xinyi Solar Holdings Ltd.	12,000	8,979
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	4,900	32,007
		2,918,373
Software - 2.2%
Constellation Software, Inc.	104	215,698
Dassault Systemes SE	9,344	349,172
Kingdee International Software Group Co. Ltd. *	25,000	30,772
Nemetschek SE	1,339	82,055
Nice Ltd. *	282	47,785
Open Text Corp.	1,767	62,302
Oracle Corp. Japan	200	14,877
Sangfor Technologies, Inc., Class A *	4,200	53,655
SAP SE	11,831	1,538,452

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Software (continued)
TeamViewer SE *,(a)	4,918	$83,103
Temenos AG	1,615	113,728
TOTVS SA	4,800	25,816
Trend Micro, Inc.	1,100	41,781
WiseTech Global Ltd.	1,713	71,917
Xero Ltd. *	1,358	98,540
		2,829,653
Specialty Retail - 0.8%
Dufry AG *	3,871	147,722
Fast Retailing Co. Ltd.	1,600	349,432
Foschini Group Ltd. (The)	1,691	8,876
Industria de Diseno Textil SA	5,976	223,283
Lojas Renner SA	4,495	12,034
Pepkor Holdings Ltd. (a)	15,484	14,178
Yamada Holdings Co. Ltd.	34,200	105,310
Zalando SE *,(a)	3,206	71,723
ZOZO, Inc.	3,000	55,135
		987,693
Technology Hardware, Storage & Peripherals - 1.6%
FUJIFILM Holdings Corp.	2,200	127,643
Lenovo Group Ltd.	120,000	123,649
Logitech International SA	4,627	320,066
Ricoh Co. Ltd.	5,200	44,970
Samsung Electronics Co. Ltd.	26,581	1,347,369
Xiaomi Corp., Class B *,(a)	88,400	139,285
		2,102,982
Textiles, Apparel & Luxury Goods - 2.4%
adidas AG	215	37,928
ANTA Sports Products Ltd.	14,200	159,826
Cie Financiere Richemont SA, Class A	2,968	363,376
Gildan Activewear, Inc.	2,667	75,098
Hermes International SCA	447	818,647
HUGO BOSS AG	736	46,692
Li Ning Co. Ltd.	11,500	48,383
LVMH Moet Hennessy Louis Vuitton SE	1,754	1,330,389
Moncler SpA	650	37,905
Pandora A/S	1,045	108,547
Shenzhou International Group Holdings Ltd.	1,300	12,449
Swatch Group AG (The)	31	7,977
Xtep International Holdings Ltd.	22,000	20,394
		3,067,611
Tobacco - 0.9%
British American Tobacco PLC	18,787	590,918
Imperial Brands PLC	4,942	100,553
Japan Tobacco, Inc.	19,400	447,217
		1,138,688
Trading Companies & Distributors - 1.6%
Ashtead Group PLC	3,218	196,465
	Shares/ Principal	Fair Value

Trading Companies & Distributors (continued)
ITOCHU Corp.	7,500	$271,704
Marubeni Corp.	3,300	51,570
Mitsubishi Corp.	20,500	979,219
Mitsui & Co. Ltd.	11,700	425,191
MonotaRO Co. Ltd.	1,500	16,088
Rexel SA	1,450	32,700
Sumitomo Corp.	2,000	39,993
		2,012,930
Transportation Infrastructure - 0.1%
Flughafen Zurich AG	582	111,209
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	19,622
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	35,580
Transurban Group	2,757	22,580
		188,991
Water Utilities - 0.0%†
Cia de Saneamento de Minas Gerais Copasa MG	6,708	23,239
Wireless Telecommunication Services - 0.8%
KDDI Corp.	12,400	380,330
MTN Group Ltd.	10,247	61,381
SK Telecom Co. Ltd.	749	28,863
SoftBank Corp.	16,900	191,452
SoftBank Group Corp.	5,800	246,226
Vodacom Group Ltd.	2,599	14,590
Vodafone Group PLC	104,950	98,404
		1,021,246
Total Common Stocks
(Cost - $106,757,091)		112,192,391
Exchange Traded Funds - 9.6%
Equity Funds - 9.6%
iShares MSCI India ETF	123,207	5,448,213
iShares MSCI Saudi Arabia ETF	41,246	1,597,870
iShares MSCI Taiwan ETF	119,883	5,340,788
Total Exchange Traded Funds
(Cost - $10,386,716)		12,386,871
Preferred Stocks - 0.7%
Automobiles - 0.1%
Bayerische Motoren Werke AG	309	28,887
Volkswagen AG	1,263	145,675
		174,562
Banks - 0.4%
Banco Bradesco SA	72,731	207,068
Bancolombia SA	1,950	13,085
Itau Unibanco Holding SA	41,705	226,390
		446,543

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
Chemicals - 0.0%†
Braskem SA, Class A *	2,638	$10,868
Metals & Mining - 0.0%†
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	22,801
Oil, Gas & Consumable Fuels - 0.0%†
Petroleo Brasileiro SA	7,890	54,353
Passenger Airlines - 0.1%
Azul SA *	20,517	59,273
Gol Linhas Aereas Inteligentes SA *	9,948	13,118
		72,391
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	3,956	159,776
Total Preferred Stocks
(Cost - $1,199,865)		941,294
Rights - 0.0%†
Gol Linhas Aereas Inteligentes SA, expires 10/6/23*	44,991	6,921
Localiza Rent a Car SA, expires 11/17/23*	51	183
Total Rights
(Cost - $6,303)		7,104
Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(b) (Cost - $1,828,454)	1,828,454	1,828,454
Total Investments - 98.7%
(Cost - $120,178,429)		$127,356,114
Other Assets Less Liabilities - Net 1.3%		1,616,649
Total Net Assets - 100.0%		$128,972,763

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $2,468,019 or 1.9% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.
ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	16	12/15/2023	$1,633,200	$(51,490)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	15	12/15/2023	716,625	(22,775)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	12/14/2023	174,009	(533)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(74,798)